Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2013	2012
Commercial
Commercial	$64,762	$60,742
Lease financing	5,271	5,481
Total commercial	70,033	66,223
Commercial Real Estate
Commercial mortgages	32,183	31,005
Construction and development	7,702	5,948
Total commercial real estate	39,885	36,953
Residential Mortgages
Residential mortgages	37,545	32,648
Home equity loans, first liens	13,611	11,370
Total residential mortgages	51,156	44,018
Credit Card	18,021	17,115
Other Retail
Retail leasing	5,929	5,419
Home equity and second mortgages	15,442	16,726
Revolving credit	3,276	3,332
Installment	5,709	5,463
Automobile	13,743	12,593
Student	3,579	4,179
Total other retail	47,678	47,712
Total loans, excluding covered loans	226,773	212,021
Covered Loans	8,462	11,308
Total loans	$235,235	$223,329

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for purchased impaired loans for the years ended December 31, were as follows:

(Dollars in Millions)	2013	2012	2011
Balance at beginning of period	$1,709	$2,619	$2,890
Purchases	–	13	100
Accretion	(499)	(437)	(451)
Disposals	(172)	(208)	(67)
Reclassifications from nonaccretable difference (a)	258	454	184
Other (b)	359	(732)	(37)
Balance at end of period	$1,655	$1,709	$2,619

(a)	Primarily relates to changes in expected credit performance.
(b)	The amount for the year ended December 31, 2013, primarily represents the reclassification of unamortized decreases in the FDIC asset (which are now presented as a separate component within the covered assets table on page 101), partially offset by the impact of changes in expectations about retaining covered single-family loans beyond the term of the indemnification agreements. The amount for the year end December 31, 2012, primarily represents a change in the Company’s expectations regarding potential sale of modified covered loans at the end of the indemnification agreements which results in a reduction in the expected contractual interest payments included in the accretable balance for those loans that may be sold.

Activity in Allowance for Credit Losses

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Other changes (a)	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Add
Provision for credit losses	316	(131)	446	571	558	1,760	122	1,882
Deduct
Loans charged off	378	242	461	769	666	2,516	11	2,527
Less recoveries of loans charged off	(103)	(76)	(23)	(102)	(125)	(429)	(1)	(430)
Net loans charged off	275	166	438	667	541	2,087	10	2,097
Other changes (a)	–	–	–	(33)	–	(33)	(33)	(66)
Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Add
Provision for credit losses	144	(114)	212	677	351	1,270	70	1,340
Deduct
Loans charged off	246	92	297	739	523	1,897	37	1,934
Less recoveries of loans charged off	(126)	(125)	(25)	(83)	(105)	(464)	(5)	(469)
Net loans charged off	120	(33)	272	656	418	1,433	32	1,465
Other changes (a)	–	–	–	–	–	–	(71)	(71)
Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537

(a)	Includes net changes in credit losses to be reimbursed by the FDIC and for the year ended December 31, 2013, reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset.

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance Balance at December 31, 2013 Related to
Loans individually evaluated for impairment (a)	$15	$17	$–	$–	$–	$32	$–	$32
TDRs collectively evaluated for impairment	19	26	329	87	55	516	4	520
Other loans collectively evaluated for impairment	1,041	700	546	797	726	3,810	5	3,815
Loans acquired with deteriorated credit quality	–	33	–	–	–	33	137	170
Total allowance for credit losses	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
Allowance Balance at December 31, 2012 Related to
Loans individually evaluated for impairment (a)	$10	$30	$–	$–	$–	$40	$–	$40
TDRs collectively evaluated for impairment	28	29	446	153	97	753	1	754
Other loans collectively evaluated for impairment	1,013	791	489	710	751	3,754	17	3,771
Loans acquired with deteriorated credit quality	–	7	–	–	–	7	161	168
Total allowance for credit losses	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans (b)	Total Loans
December 31, 2013
Loans individually evaluated for impairment (a)	$197	$237	$–	$–	$–	$434	$62	$496
TDRs collectively evaluated for impairment	155	358	5,064	310	269	6,156	87	6,243
Other loans collectively evaluated for impairment	69,680	39,128	46,090	17,711	47,409	220,018	4,539	224,557
Loans acquired with deteriorated credit quality	1	162	2	–	–	165	3,774	3,939
Total loans	$70,033	$39,885	$51,156	$18,021	$47,678	$226,773	$8,462	$235,235
December 31, 2012
Loans individually evaluated for impairment (a)	$171	$510	$–	$–	$–	$681	$48	$729
TDRs collectively evaluated for impairment	185	391	4,199	442	313	5,530	145	5,675
Other loans collectively evaluated for impairment	65,863	35,952	39,813	16,673	47,399	205,700	5,814	211,514
Loans acquired with deteriorated credit quality	4	100	6	–	–	110	5,301	5,411
Total loans	$66,223	$36,953	$44,018	$17,115	$47,712	$212,021	$11,308	$223,329

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Type and Delinquency Status

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2013
Commercial	$69,587	$257	$55	$134	$70,033
Commercial real estate	39,459	94	29	303	39,885
Residential mortgages (a)	49,695	358	333	770	51,156
Credit card	17,507	226	210	78	18,021
Other retail	47,156	245	86	191	47,678
Total loans, excluding covered loans	223,404	1,180	713	1,476	226,773
Covered loans	7,693	166	476	127	8,462
Total loans	$231,097	$1,346	$1,189	$1,603	$235,235
December 31, 2012
Commercial	$65,701	$341	$58	$123	$66,223
Commercial real estate	36,241	158	8	546	36,953
Residential mortgages (a)	42,728	348	281	661	44,018
Credit card	16,525	227	217	146	17,115
Other retail	47,109	290	96	217	47,712
Total loans, excluding covered loans	208,304	1,364	660	1,693	212,021
Covered loans	9,900	359	663	386	11,308
Total loans	$218,204	$1,723	$1,323	$2,079	$223,329

(a)	At December 31, 2013, $440 million of loans 30–89 days past due and $3.7 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $441 million and $3.2 billion at December 31, 2012, respectively.

Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2013
Commercial	$68,075	$1,013	$945	$1,958	$70,033
Commercial real estate	38,113	616	1,156	1,772	39,885
Residential mortgages (b)	50,152	5	999	1,004	51,156
Credit card	17,733	–	288	288	18,021
Other retail	47,313	27	338	365	47,678
Total loans, excluding covered loans	221,386	1,661	3,726	5,387	226,773
Covered loans	8,160	18	284	302	8,462
Total loans	$229,546	$1,679	$4,010	$5,689	$235,235
Total outstanding commitments	$470,046	$2,939	$4,812	$7,751	$477,797
December 31, 2012
Commercial	$63,906	$1,114	$1,203	$2,317	$66,223
Commercial real estate	34,096	621	2,236	2,857	36,953
Residential mortgages (b)	42,897	18	1,103	1,121	44,018
Credit card	16,752	–	363	363	17,115
Other retail	47,294	36	382	418	47,712
Total loans, excluding covered loans	204,945	1,789	5,287	7,076	212,021
Covered loans	10,786	61	461	522	11,308
Total loans	$215,731	$1,850	$5,748	$7,598	$223,329
Total outstanding commitments	$442,047	$3,231	$6,563	$9,794	$451,841

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2013, $3.7 billion of GNMA loans 90 days or more past due and $2.6 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $3.2 billion and $2.4 billion at December 31, 2012, respectively.

Summary of Impaired Loans by Portfolio Class

 A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2013
Commercial	$382	$804	$36	$54
Commercial real estate	693	1,322	51	40
Residential mortgages	2,767	3,492	308	–
Credit card	310	310	87	–
Other retail	391	593	59	14
Total impaired loans, excluding GNMA and covered loans	4,543	6,521	541	108
Loans purchased from GNMA mortgage pools	2,607	2,607	28	–
Covered loans	452	1,008	30	4
Total	$7,602	$10,136	$599	$112
December 31, 2012
Commercial	$404	$1,200	$40	$39
Commercial real estate	1,077	2,251	70	4
Residential mortgages	2,748	3,341	415	–
Credit card	442	442	153	–
Other retail	443	486	101	3
Total impaired loans, excluding GNMA and covered loans	5,114	7,720	779	46
Loans purchased from GNMA mortgage pools	1,778	1,778	39	–
Covered loans	767	1,584	20	12
Total	$7,659	$11,082	$838	$58

(a)	Substantially all loans classified as impaired at December 31, 2013 and 2012, had an associated allowance for credit losses. The total amount of interest income recognized during 2013 on loans classified as impaired at December 31, 2013, excluding those acquired with deteriorated credit quality, was $233 million, compared to what would have been recognized at the original contractual terms of the loans of $399 million.

Impaired Loans Average Recorded Investment and Interest Income

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2013
Commercial	$382	$29
Commercial real estate	889	39
Residential mortgages	2,749	134
Credit card	366	16
Other retail	424	24
Total impaired loans, excluding GNMA and covered loans	4,810	242
Loans purchased from GNMA mortgage pools	1,967	100
Covered loans	561	27
Total	$7,338	$369
2012
Commercial	$470	$18
Commercial real estate	1,314	43
Residential mortgages	2,717	130
Credit card	510	28
Other retail	301	19
Total impaired loans, excluding GNMA and covered loans	5,312	238
Loans purchased from GNMA mortgage pools	1,448	73
Covered loans	980	29
Total	$7,740	$340
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186

Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2013
Commercial	2,429	$166	$155
Commercial real estate	165	205	198
Residential mortgages	2,179	309	304
Credit card	26,669	160	161
Other retail	4,290	103	102
Total loans, excluding GNMA and covered loans	35,732	943	920
Loans purchased from GNMA mortgage pools	8,878	1,121	1,066
Covered loans	123	94	72
Total loans	44,733	$2,158	$2,058
2012
Commercial	4,843	$307	$272
Commercial real estate	312	493	461
Residential mortgages	4,616	638	623
Credit card	49,320	241	255
Other retail	10,461	279	275
Total loans, excluding GNMA and covered loans	69,552	1,958	1,886
Loans purchased from GNMA mortgage pools	9,518	1,280	1,245
Covered loans	192	277	263
Total loans	79,262	$3,515	$3,394
2011
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704
Credit card	55,951	322	321
Other retail	4,028	73	72
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

Schedule of Loans Modified as TDRs that have Subsequently been Fully or Partially Charged-Off or Became 90 Days or More Past Due

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted
2013
Commercial	642	$46
Commercial real estate	87	102
Residential mortgages	1,099	163
Credit card	6,640	37
Other retail	1,841	80
Total loans, excluding GNMA and covered loans	10,309	428
Loans purchased from GNMA mortgage pools	4,972	640
Covered loans	63	49
Total loans	15,344	$1,117
2012
Commercial	859	$48
Commercial real estate	111	232
Residential mortgages	1,073	146
Credit card	9,774	54
Other retail	1,818	56
Total loans, excluding GNMA and covered loans	13,635	536
Loans purchased from GNMA mortgage pools	1,245	177
Covered loans	68	97
Total loans	14,948	$810
2011
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	7,108	36
Other retail	557	13
Total loans, excluding GNMA and covered loans	9,017	269
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	9,885	$419

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans and other assets as shown in the following table:

	2013				2012
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$–	$32	$–	$32	$–	$143	$–	$143
Commercial real estate loans	738	1,494	–	2,232	1,323	2,695	–	4,018
Residential mortgage loans	3,037	890	–	3,927	3,978	1,109	–	5,087
Credit card loans	–	5	–	5	–	5	–	5
Other retail loans	–	666	–	666	–	775	–	775
Losses reimbursable by the FDIC (a)	–	–	798	798	–	–	1,280	1,280
Unamortized changes in FDIC asset (b)	–	–	802	802	–	–	–	–
Covered loans	3,775	3,087	1,600	8,462	5,301	4,727	1,280	11,308
Foreclosed real estate	–	–	97	97	–	–	197	197
Total covered assets	$3,775	$3,087	$1,697	$8,559	$5,301	$4,727	$1,477	$11,505

(a)	Relates to loss sharing agreements with remaining terms up to six years.
(b)	Represents decreases in expected reimbursements by the FDIC as a result of decreases in expected losses on the covered loans. These amounts are amortized as a reduction in interest income on covered loans over the shorter of the expected life of the respective covered loans or the remaining contractual term of the indemnification agreements. These amounts were presented within the separate loan categories prior to January 1, 2013.

Commercial Loans by Industry Group and Geography Excluding Covered Loans
Commercial Loans by Industry Group and Geography

	2013		2012
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$10,738	15.3%	$9,518	14.4%
Real estate, rental and leasing	6,788	9.7	5,855	8.8
Wholesale trade	6,346	9.1	6,297	9.5
Finance and insurance	5,864	8.4	6,579	9.9
Retail trade	5,401	7.7	4,735	7.2
Healthcare and social assistance	5,048	7.2	4,733	7.1
Public administration	3,934	5.6	4,709	7.1
Professional, scientific and technical services	2,747	3.9	2,185	3.3
Information	2,443	3.5	2,203	3.3
Transport and storage	2,322	3.3	2,549	3.9
Educational services	2,222	3.2	1,964	3.0
Arts, entertainment and recreation	2,214	3.2	2,124	3.2
Mining	2,094	3.0	2,122	3.2
Agriculture, forestry, fishing and hunting	1,508	2.1	1,553	2.4
Other services	1,507	2.1	1,670	2.5
Utilities	1,374	2.0	1,390	2.1
Other	7,483	10.7	6,037	9.1
Total	$70,033	100.0%	$66,223	100.0%
Geography
California	$8,748	12.5%	$8,081	12.2%
Colorado	2,970	4.2	2,722	4.1
Illinois	3,539	5.1	3,544	5.3
Minnesota	5,086	7.3	4,720	7.1
Missouri	2,893	4.1	2,922	4.4
Ohio	3,385	4.8	3,240	4.9
Oregon	1,941	2.8	1,792	2.7
Washington	2,823	4.0	2,626	4.0
Wisconsin	2,768	4.0	2,727	4.1
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,091	5.8	4,244	6.4
Arkansas, Indiana, Kentucky, Tennessee	4,024	5.8	3,545	5.4
Idaho, Montana, Wyoming	1,148	1.6	1,096	1.7
Arizona, Nevada, New Mexico, Utah	2,917	4.2	2,435	3.7
Total banking region	46,333	66.2	43,694	66.0
Florida, Michigan, New York, Pennsylvania, Texas	11,762	16.8	11,082	16.7
All other states	11,938	17.0	11,447	17.3
Total outside Company’s banking region	23,700	33.8	22,529	34.0
Total	$70,033	100.0%	$66,223	100.0%

Commercial Real Estate by Property Type and Geography Excluding Covered Loans
Commercial Real Estate Loans by Property Type and Geography

	2013		2012
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,223	28.1%	$11,405	30.9%
Commercial property
Industrial	1,567	3.9	1,586	4.3
Office	5,173	13.0	4,833	13.1
Retail	4,503	11.3	4,537	12.3
Other commercial	4,253	10.7	3,735	10.1
Multi-family	7,886	19.8	6,857	18.5
Hotel/motel	3,251	8.1	2,569	6.9
Residential homebuilders	1,728	4.3	1,142	3.1
Health care facilities	301	.8	289	.8
Total	$39,885	100.0%	$36,953	100.0%
Geography
California	$9,148	22.9%	$8,039	21.8%
Colorado	1,781	4.5	1,644	4.5
Illinois	1,586	4.0	1,555	4.2
Minnesota	2,052	5.2	1,958	5.3
Missouri	1,573	3.9	1,560	4.2
Ohio	1,491	3.7	1,512	4.1
Oregon	1,999	5.0	1,921	5.2
Washington	3,548	8.9	3,586	9.7
Wisconsin	2,410	6.0	2,011	5.4
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,237	5.6	2,349	6.4
Arkansas, Indiana, Kentucky, Tennessee	1,718	4.3	1,886	5.1
Idaho, Montana, Wyoming	1,265	3.2	1,156	3.1
Arizona, Nevada, New Mexico, Utah	3,214	8.1	2,958	8.0
Total banking region	34,022	85.3	32,135	87.0
Florida, Michigan, New York, Pennsylvania, Texas	3,178	8.0	2,405	6.5
All other states	2,685	6.7	2,413	6.5
Total outside Company’s banking region	5,863	14.7	4,818	13.0
Total	$39,885	100.0%	$36,953	100.0%

Summary of Nonperforming Assets
Nonperforming Assets (a)

At December 31 (Dollars in Millions)	2013	2012	2011	2010	2009
Commercial
Commercial	$122	$107	$280	$519	$866
Lease financing	12	16	32	78	125
Total commercial	134	123	312	597	991
Commercial Real Estate
Commercial mortgages	182	308	354	545	581
Construction and development	121	238	545	748	1,192
Total commercial real estate	303	546	899	1,293	1,773
Residential Mortgages (b)	770	661	650	636	467
Credit Card	78	146	224	228	142
Other Retail
Retail leasing	1	1	–	–	–
Other	190	216	67	65	62
Total other retail	191	217	67	65	62
Total nonperforming loans, excluding covered loans	1,476	1,693	2,152	2,819	3,435
Covered Loans	127	386	926	1,244	1,350
Total nonperforming loans	1,603	2,079	3,078	4,063	4,785
Other Real Estate (c)(d)	327	381	404	511	437
Covered Other Real Estate (d)	97	197	274	453	653
Other Assets	10	14	18	21	32
Total nonperforming assets	$2,037	$2,671	$3,774	$5,048	$5,907
Total nonperforming assets, excluding covered assets	$1,813	$2,088	$2,574	$3,351	$3,904
Excluding covered assets
Accruing loans 90 days or more past due (b)	$713	$660	$843	$1,094	$1,525
Nonperforming loans to total loans	.65%	.80%	1.10%	1.57%	1.99%
Nonperforming assets to total loans plus other real estate (c)	.80%	.98%	1.32%	1.87%	2.25%
Including covered assets
Accruing loans 90 days or more past due (b)	$1,189	$1,323	$1,753	$2,184	$2,309
Nonperforming loans to total loans	.68%	.93%	1.47%	2.06%	2.46%
Nonperforming assets to total loans plus other real estate (c)	.86%	1.19%	1.79%	2.55%	3.02%

Changes in Nonperforming Assets

(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages	Covered Assets	Total
Balance December 31, 2012	$780	$1,308	$583	$2,671
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	427	977	146	1,550
Advances on loans	46	–	–	46
Total additions	473	977	146	1,596
Reductions in nonperforming assets
Paydowns, payoffs	(266)	(276)	(247)	(789)
Net sales	(209)	(151)	(249)	(609)
Return to performing status	(38)	(166)	(8)	(212)
Charge-offs (e)	(246)	(373)	(1)	(620)
Total reductions	(759)	(966)	(505)	(2,230)
Net additions to (reductions in) nonperforming assets	(286)	11	(359)	(634)
Balance December 31, 2013	$494	$1,319	$224	$2,037

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $3.7 billion, $3.2 billion, $2.6 billion, $2.6 billion and $2.2 billion at December 31, 2013, 2012, 2011, 2010 and 2009, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosed GNMA loans of $527 million, $548 million, $692 million, $575 million and $359 million at December 31, 2013, 2012, 2011, 2010 and 2009, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.